Acquisitions and Business Combinations (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
hmy_DisclosureOfConsiderationPaidInBusinessCombinationTableTextBlock	The amount disclosed in the cash flow statement for cash paid for the acquisition of MAC Copper is determined as follows:

SA Rand
Figures in million	24 October 2025
Cash consideration paid	17 480
Cash acquired	(420)
Net cash paid on 24 October 2025	17 060

Disclosure of detailed information about business combination [text block]	The fair values as at the acquisition date are as follows:

	SA Rand
Figures in million	Provisional fair value	Measurement period adjustments	Final fair value
Assets
Non-current assets
Property, plant and equipment	37 623	(5 357)	32 266
Other non-current assets	76	—	76
Streaming contract assets[1]	199	10	209
Current assets
Inventories	432	—	432
Trade and other receivables[2]	303	—	303
Cash and cash equivalents	420	—	420
Non-current liabilities
Deferred tax liabilities	7 478	(2 822)	4 656
Provision for environmental rehabilitation	222	—	222
Contingent consideration liabilities	860	(58)	802
Other non-current liabilities	107	—	107
Streaming contract liabilities	4 617	237	4 854
Current liabilities
Borrowings	3 858	—	3 858
Income tax payable	250	(205)	45
Trade and other payables	820	—	820
Contingent consideration liabilities	2 511	(1)	2 510
Derivative financial liabilities	503	—	503
Streaming contract liabilities	347	62	409
Fair value of net identifiable assets acquired at 24 October 2025	17 480	(2 558)	14 922
[1]This relates to the copper compound derivative, refer to note 29 for further information.
[2]The gross contractual amounts receivable is equal to the fair value of the receivables as at acquisition date.

Disclosure of reconciliation of changes in goodwill [text block]	Goodwill arising from the acquisition has been recognised as follows:

SA Rand
Figures in million	24 October 2025
Consideration paid	17 480
Fair value of net identifiable assets	(14 922)
Goodwill	2 558
The goodwill has been allocated to CSA. The goodwill recognised is mainly attributable to broader strategic benefits to Harmony arising from the acquisition, including increased exposure to copper, portfolio diversification, enhanced operating scale, strategic optionality in relation to future mine planning and development, and the potential to leverage Harmony's technical, operational and financial capabilities across the acquired asset base. None of the goodwill recognised is expected to be deductible for tax purposes.
The movement in goodwill is as follows:

SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Additions	2 558	—
Foreign exchange translation	20	—
Balance at end of year	2 578	—
The net carrying value of goodwill has been allocated to the following cash generating unit:
CSA	2 578	—
Net carrying value	2 578	—